UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04310
Morgan Stanley Convertible Securities Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: September 30, 2010
Date of reporting period: March 31, 2010

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Convertible Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended March 31, 2010

Total Return for the 6 Months Ended March 31, 2010

Merrill
				Lynch All	Lipper
				Convertible	Convertible
				Securities	Securities
Class A	Class B	Class C	Class I	Index[1]	Funds Index[2]
10.27%	9.81%	9.80%	10.40%	11.95%	10.56%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The convertible securities market rallied along with the equity market during six-month period ended March 31, 2010. Investors’ risk appetite continued to increase as they saw signs of an economic recovery. In the fourth quarter of 2009, the broad equity market continued its recovery. Third quarter gross domestic product (GDP) growth, announced in the fourth quarter, was positive. Although the estimate was later adjusted downward, it nevertheless indicated that the U.S. was emerging from the worst recession since World War II. Stimulative fiscal and monetary policies have been a major driver of the rebound. The unemployment rate, which is a lagging economic indicator, topped 10 percent by year end. On the back of a declining U.S. dollar, gold and other precious metals made new highs. The convertible market rallied along with the underlying equities in the final months of the year.

During the first quarter of 2010 the U.S. equity market rally persisted even as sovereign debt concerns in Greece led to weak global markets. The announcement that the U.S. economy grew at an annual rate of 5.6 percent in the fourth quarter was positive but the unemployment rate remained high at 10 percent. China hiked reserve requirements twice and the U.S. Federal Reserve increased the discount rate. Inflation remained tame while consumer prices and import prices trended downward. Risk perception also trended lower and the convertible market kept pace with the broad equity market rally. Speculative grade convertibles outperformed investment grade for the fifth consecutive quarter. Spread tightening in the high yield bond market and strength of the underlying stock drove the strong performance.

New convertible issuance totaled $13.8 billion in the fourth quarter of 2009 and $6.8 billion in the first quarter of this year. Issuance has been muted recently as low-cost, straight debt has been the preferred method of financing in the market.

Performance Analysis

All share classes of Morgan Stanley Convertible Securities Trust underperformed the Merrill Lynch All Convertible Securities Index (the “Index”) and the Lipper Convertible Securities Funds Index for the six months ended March 31, 2010, assuming no deduction of applicable sales charges.

The Fund’s positioning in speculative grade convertibles and in the financials sector was the primary contributor to the underperformance of the Index for the period. The Fund maintained a relative underweight in speculative grade convertibles, which helped during the market downturn but was disadvantageous for the reporting period. As corporate spreads narrowed, companies that previously did not have access to capital were able to tap the capital market to increase liquidity, boosting performance of the lower quality segment. We continued to underweight this area as we typically do not invest in distressed securities. Although the Fund’s holdings in financials performed well, rising solidly during the period, the portfolio’s underweight in the sector was disadvantageous as the sector continued to rebound. We maintained the underweight, especially to the real estate investment trust (REIT) industry, but have added to financials securities that we believe have appropriate risk/return characteristics.

The Fund’s positioning in other sectors of the market, however, was additive to relative performance. Strong performance in the materials sector enhanced returns. As global economies rebounded, especially China’s, prices of commodities including aluminum and copper rose as global demand outweighed supply. We have slowly begun to take profits in the materials sector as convertibles have become more equity-like and less bond-like. The Fund’s overweight in the technology sector also aided performance over the reporting period. Continued demand strength and pricing power in certain areas aided the group. We maintained this overweight throughout the period and within the sector, cloud computing (a system wherein business applications are run on a shared data center, or “cloud”) is a focus area for the Fund.

We continue to find compelling value in our universe of convertible securities. The economic outlook is more optimistic. As the convertible market becomes more equity sensitive, future performance will likely be more dependent on economic recovery and equity market performance. We have been taking advantage of the new issue market and will continue to do so where we find pricing attractive.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 03/31/10
Equinix, Inc.	1.7%
SAVVIS, Inc.	1.5
Symantec Corp.	1.5
Wright Medical Group, Inc.	1.4
Crown Castle International Corp.	1.3
Gaylord Entertainment Co.	1.2
Ciena Corp.	1.2
Molson Coors Brewing Co.	1.2
Navistar International Corp.	1.2
Transocean, Inc. (Cayman Islands)	1.2

TOP FIVE INDUSTRIES as of 03/31/10
Medical-Biomedical/Genetics	5.5%
Computer-Memory Devices	4.4
Medical-Drugs	3.8
Diversified Financial Services	3.0
Electronic Component-Semiconductor	2.9

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its assets in convertible securities. A convertible security is a bond, preferred stock or other security that may be converted into a prescribed amount of common stock at a prestated price. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., may retain that common stock to permit its orderly sale or to establish long-term holding periods for tax purposes. The Fund is not required to sell the common stock to assure that the required percentage of its assets is invested in convertible securities. The Fund’s convertible securities may include lower rated fixed-income securities commonly known as “junk bonds.” The convertible securities also may include “exchangeable” and “synthetic” convertible securities. In deciding which securities to buy, hold or sell, the Investment Adviser considers market, economic and political conditions.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended March 31, 2010

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 10/31/85)		(since 07/28/97)		(since 07/28/97)
Symbol	CNSAX		CNSBX		CNSCX		CNSDX
1 Year	42.74%[3]		41.58%[3]		41.61%[3]		43.02%[3]
	35.24	[4]	36.58	[4]	40.61	[4]	—

5 Years	6.03	[3]	5.23	[3]	5.26	[3]	6.31	[3]
	4.89	[4]	4.90	[4]	5.26	[4]	—

10 Years	3.81	[3]	3.18	[3]	3.05	[3]	4.08	[3]
	3.25	[4]	3.18	[4]	3.05	[4]	—

Since Inception	6.00	[3]	7.28	[3]	5.21	[3]	6.26	[3]
	5.55	[4]	7.28	[4]	5.21	[4]	—
Gross Expense Ratio	1.27		2.02		2.02		1.02

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Merrill Lynch All Convertible Securities Index is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the Index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least $50 million. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Convertible Securities Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Convertible Securities Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper Convertible Securities Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/09 – 03/31/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			10/01/09 –
	10/01/09	03/31/10	03/31/10
Class A
Actual (10.27% return)	$1,000.00	$1,102.70	$6.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.14
Class B
Actual (9.81% return)	$1,000.00	$1,098.10	$10.30
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.11	$9.90
Class C
Actual (9.80% return)	$1,000.00	$1,098.00	$10.30
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.11	$9.90
Class I
Actual (10.40% return)	$1,000.00	$1,104.00	$5.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.09	$4.89

@	Expenses are equal to the Fund’s annualized expense ratios of 1.22%, 1.97%, 1.97% and 0.97% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Convertible Securities Trust
Portfolio of Investments - March 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Convertible Bonds (84.5%)
	Advertising Agencies (1.2%)
$1,220	Interpublic Group of Cos., Inc.	4.25%	03/15/23	$1,276,425

	Aerospace/Defense-Equipment (1.0%)
1,000	AAR Corp.	1.75	02/01/26	1,041,250

	Airlines (0.5%)
550	UAL Corp.	4.50	06/30/21	542,575

	Applications Software (1.2%)
600	Nuance Communications, Inc.	2.75	08/15/27	651,750
630	Salesforce.com, Inc. (144A) (a)	0.75	01/15/15	659,925

				1,311,675

	Auction House/Art Dealer (0.6%)
600	Sotheby’s	3.125	06/15/13	679,500

	Auto Parts: Original Equipment Manufacturer (1.5%)
600	BorgWarner, Inc.	3.50	04/15/12	787,500
810	Titan International, Inc. (144A) (a)	5.625	01/15/17	891,000

				1,678,500

	Auto-Cars/Light Trucks (0.9%)
685	Ford Motor Co.	4.25	11/15/16	1,028,356

	Auto-Medium & Heavy Duty Trucks (1.2%)
1,165	Navistar International Corp.	3.00	10/15/14	1,304,800

	Brewery (1.2%)
1,200	Molson Coors Brewing Co.	2.50	07/30/13	1,309,500

	Broadcast Service/Program (0.6%)
600	Liberty Media LLC	3.125	03/30/23	639,750

	Building Product-Cement/Aggregation (1.0%)
1,040	Cemex SAB de CV (144A) (a)	4.875	03/15/15	1,077,700

	Building-Residential/Commercial (1.0%)
900	DR Horton, Inc. (Series DHI)	2.00	05/15/14	1,064,250

	Casino Gaming (0.7%)
632	International Game Technology (144A) (a)	3.25	05/01/14	754,450

	Cellular Telephone (0.5%)
600	Leap Wireless International, Inc.	4.50	07/15/14	525,000

	Circuit Boards (0.4%)
440	TTM Technologies, Inc.	3.25	05/15/15	392,700

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Portfolio of Investments - March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Coal (1.6%)
$900	Massey Energy Co.	3.25%	08/01/15	$877,500
750	Peabody Energy Corp.	4.75	12/15/66	815,625

				1,693,125

	Commercial Services (0.8%)
835	Alliance Data Systems Corp.	1.75	08/01/13	852,744

	Computer Services (0.7%)
750	CACI International, Inc.	2.125	05/01/14	796,875

	Computers-Memory Devices (4.3%)
850	EMC Corp.	1.75	12/01/11	1,033,813
1,050	Maxtor Corp.	2.375	08/15/12	1,229,812
1,100	NetApp, Inc.	1.75	06/01/13	1,293,875
1,320	SanDisk Corp.	1.00	05/15/13	1,146,750

				4,704,250

	Diversified Manufactured Operation (1.2%)
450	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	4.50	04/15/12	900,000
250	Textron, Inc. (Series TXT)	4.50	05/01/13	435,000

				1,335,000

	Diversified Operation/Commercial
	Service (0.5%)
600	Chemed Corp.	1.875	05/15/14	551,250

	Diversified Telecommunication Services (0.2%)
270	Globalstar Inc.	5.75	04/01/28	211,950

	Drug Delivery Systems (1.1%)
1,200	Nektar Therapeutics	3.25	09/28/12	1,198,500

	E-Commerce/Services (0.5%)
520	Priceline.com, Inc. (144A) (a)	1.25	03/15/15	546,650

	E-Services/Consulting (0.9%)
850	GSI Commerce, Inc.	2.50	06/01/27	947,750

	Electronic Component-Semiconductor (2.9%)
810	Advanced Micro Devices, Inc.	6.00	05/01/15	780,637
300	Intel Corp.	2.95	12/15/35	295,875
1,100	Micron Technology, Inc.	1.875	06/01/14	1,057,375
1,000	On Semiconductor Corp. (144A) (a)	2.625	12/15/26	1,026,250

				3,160,137

	Electronics-Military (0.6%)
598	L-3 Communications Holdings, Inc.	3.00	08/01/35	632,385

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Portfolio of Investments - March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Energy-Alternate Sources (0.9%)
$1,050	Covanta Holding Corp.	1.00%	02/01/27	$990,938

	Enterprise Software/Service (1.1%)
300	Epicor Software Corp.	2.375	05/15/27	269,250
800	Sybase, Inc. (144A) (a)	3.50	08/15/29	957,000

				1,226,250

	Finance-Investment Banker/Broker (0.5%)
524	Jefferies Group, Inc.	3.875	11/01/29	523,345

	Finance-Other Services (0.5%)
560	NASDAQ OMX Group, Inc. (The)	2.50	08/15/13	541,800

	Food-Meat Products (1.1%)
550	Smithfield Foods, Inc.	4.00	06/30/13	632,500
470	Tyson Foods, Inc.	3.25	10/15/13	603,362

				1,235,862

	Footwear & Related Apparel (1.0%)
1,200	Iconix Brand Group, Inc.	1.875	06/30/12	1,123,500

	Gold Mining (0.4%)
330	Newmont Mining Corp.	3.00	02/15/12	419,513

	Hotels & Motels (1.2%)
1,050	Gaylord Entertainment Co. (144A) (a)	3.75	10/01/14	1,315,125

	Internet Infrastructure Software (0.6%)
669	TeleCommunication Systems, Inc. (144A) (a)	4.50	11/01/14	692,415

	Internet Security (2.3%)
620	Symantec Corp.	0.75	06/15/11	647,125
900	Symantec Corp.	1.00	06/15/13	960,750
1,000	VeriSign, Inc.	3.25	08/15/37	908,750

				2,516,625

	Investment Management/Advisor Services (1.4%)
350	BlackRock, Inc.	2.625	02/15/35	771,312
554	Janus Capital Group, Inc.	3.25	07/15/14	702,195

				1,473,507

	Machinery-Construction & Mining (0.6%)
400	Terex Corp.	4.00	06/01/15	624,000

	Medical Instruments (1.6%)
775	Beckman Coulter, Inc.	2.50	12/15/36	871,875
850	Medtronic, Inc.	1.625	04/15/13	903,125

				1,775,000

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Portfolio of Investments - March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Medical Products (1.4%)
$1,650	Wright Medical Group, Inc.	2.625%	12/01/14	$1,466,437

	Medical-Biomedical/Genetics (5.5%)
230	Alexion Pharmaceuticals, Inc.	1.375	02/01/12	795,513
240	Amgen, Inc.	0.125	02/01/11	238,800
775	Amgen, Inc.	0.375	02/01/13	789,531
945	Amylin Pharmaceuticals, Inc.	3.00	06/15/14	846,956
938	Gilead Sciences, Inc.	0.50	05/01/11	1,136,153
675	Incyte Corp. Ltd. (144A) (a)	4.75	10/01/15	1,206,562
470	Life Technologies Corp.	1.50	02/15/24	553,425
300	Life Technologies Corp.	3.25	06/15/25	353,625

				5,920,565

	Medical-Drugs (3.8%)
720	Cephalon, Inc.	2.50	05/01/14	835,200
1,100	Endo Pharmaceuticals Holdings, Inc. (144A) (a)	1.75	04/15/15	1,102,750
675	King Pharmaceuticals, Inc.	1.25	04/01/26	623,531
420	Teva Pharmaceutical Finance Co. BV (Series D) (Netherlands Antilles)	1.75	02/01/26	543,900
1,050	Viropharma, Inc.	2.00	03/15/17	1,006,688

				4,112,069

	Medical-Generic Drugs (0.6%)
600	Mylan, Inc.	1.25	03/15/12	669,000

	Medical-HMO (0.6%)
620	Amerigroup Corp.	2.00	05/15/12	632,400

	Medical-Hospitals (1.7%)
651	Health Management Associates, Inc. (144A) (a)	3.75	05/01/28	733,189
1,100	LifePoint Hospitals, Inc.	3.50	05/15/14	1,102,750

				1,835,939

	Medical-Outpatient/Home Medical (0.3%)
450	NovaMed, Inc.	1.00	06/15/12	378,000

	Motion Pictures & Services (0.8%)
630	Rovi Corp.	2.625	08/15/11	865,463

	Multi-line Insurance (1.1%)
950	Old Republic International Corp.	8.00	05/15/12	1,194,625

	Networking Products (0.9%)
1,050	Anixter International, Inc.	1.00	02/15/13	1,014,563

	Oil & Gas Drilling (1.2%)
1,350	Transocean, Inc. (Series C) (Cayman Islands)	1.50	12/15/37	1,299,375

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Portfolio of Investments - March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Oil Companies-Exploration & Production (1.0%)
$900	Chesapeake Energy Corp.	2.50%	05/15/37	$742,500
300	St Mary Land & Exploration Co.	3.50	04/01/27	301,500

				1,044,000

	Oil Field Machine & Equipment (0.4%)
300	Cameron International Corp.	2.50	06/15/26	398,250

	Oil-Field Services (1.9%)
350	Core Laboratories LP	0.25	10/31/11	504,000
250	Exterran Holdings, Inc.	4.25	06/15/14	310,938
350	Schlumberger Ltd. (Series B) (Netherlands Antilles)	2.125	06/01/23	555,187
745	SESI LLC	1.50 (b)	12/15/26	695,644

				2,065,769

	Paper & Related Products (0.7%)
650	Rayonier TRS Holdings, Inc.	3.75	10/15/12	712,563

	Patient Monitoring Equipment (0.6%)
600	Insulet Corp.	5.375	06/15/13	599,250

	Power Conversion/Supply Equipment (1.0%)
500	Suntech Power Holdings Co. Ltd. (Cayman Islands)	3.00	03/15/13	428,750
640	Yingli Green Energy Holding Co. Ltd. (Cayman Islands)	0.00	12/15/12	712,000

				1,140,750

	REIT-Diversified (0.9%)
750	Digital Realty Trust LP (144A) (a)	5.50	04/15/29	1,030,313

	REIT-Office Property (1.0%)
600	Alexandria Real Estate Equities, Inc. (144A) (a)	8.00	04/15/29	1,051,500

	Rental Auto/Equipment (1.5%)
1,100	Avis Budget Group, Inc. (144A) (a)	3.50	10/01/14	1,113,750
500	United Rentals, Inc.	4.00	11/15/15	535,000

				1,648,750

	Retail-Apparel/Shoe (0.8%)
1,117	Charming Shoppes, Inc.	1.125	05/01/14	876,845

	Retail-Automobile (1.0%)
997	Sonic Automotive, Inc.	5.00	10/01/29	1,112,901

	Retail-Major Department Store (1.2%)
1,355	Saks, Inc.	2.00	03/15/24	1,290,637

	Semiconductors & Semiconductor Equipment (0.5%)
550	Intel Corp. (144A) (a)	2.95	12/15/35	542,438

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Portfolio of Investments - March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Steel-Producers (1.3%)
$200	ArcelorMittal (Luxembourg)	5.00%	05/15/14	$318,500
480	Steel Dynamics, Inc.	5.125	06/15/14	592,800
250	United States Steel Corp.	4.00	05/15/14	526,562

				1,437,862

	Steel-Specialty (0.3%)
200	Allegheny Technologies, Inc.	4.25	06/01/14	293,750

	Telecom Equipment Fiber Optics (1.2%)
600	Ciena Corp.	0.25	05/01/13	501,000
780	Ciena Corp. (144A) (a)	4.00	03/15/15	811,200

				1,312,200

	Telecommunication Equipment (1.0%)
1,050	Arris Group, Inc.	2.00	11/15/26	1,060,500

	Telecommunication Services (2.7%)
1,750	SAVVIS, Inc.	3.00	05/15/12	1,631,875
1,050	Virgin Media, Inc.	6.50	11/15/16	1,292,812

				2,924,687

	Television (0.9%)
1,100	Central European Media Enterprises Ltd. (144A) (Bermuda) (a)	3.50	03/15/13	950,125

	Therapeutics (0.9%)
762	BioMarin Pharmaceutical, Inc.	1.875	04/23/17	975,360

	Web Hosting/Design (2.1%)
1,700	Equinix, Inc.	2.50	04/15/12	1,819,000
450	Terremark Worldwide, Inc.	6.625	06/15/13	432,000

				2,251,000

	Wireless Equipment (1.1%)
1,155	SBA Communications Corp.	1.875	05/01/13	1,227,187

	X-Ray Equipment (0.6%)
750	Hologic, Inc.	2.00	12/15/37	675,000

	Total Convertible Bonds (Cost $81,868,285)			91,725,000

NUMBER OF
SHARES

	Convertible Preferred Stocks (12.7%)
	Automobiles (0.6%)
13,000	Ford Motor Co. Capital Trust II			603,200

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Portfolio of Investments - March 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Commercial Banks (1.4%)
6,100	Keycorp (Series A) $7.75	$577,365
925	Wells Fargo & Co. (Series L) $75.00	903,725

		1,481,090

	Diversified Financial Services (2.9%)
93,400	2009 Dole Food Automatic Common Exchange Security Trust (144A) $0.266(a)	1,137,145
764	Bank of America Corp. (Series L) $72.50	744,900
10,600	Citigroup, Inc. (Series T) $7.50 (See Note 5)	1,291,928

		3,173,973

	Electric Utilities (0.7%)
15,300	FPL Group, Inc. $4.188	777,240

	Finance-Other Services (1.2%)
14,000	Vale Capital II $3.375 (Cayman Islands)	1,273,300

	Food Products (0.4%)
660	Bunge Ltd. $51.25	409,860

	Health Care Providers & Services (0.5%)
670	Healthsouth Corp. $65.00	578,880

	Household Durables (0.5%)
21,600	Beazer Homes USA, Inc. $1.875	540,000

	Insurance (1.6%)
53,900	American International Group, Inc. $6.375	550,858
26,840	Hartford Financial Services Group, Inc.	710,187
17,000	XL Capital Ltd. $2.688 (Cayman Islands)	489,770

		1,750,815

	Metals & Mining (0.3%)
2,470	Freeport-McMoRan Copper & Gold, Inc. $6.75	285,507

	Pipelines (0.8%)
900	El Paso Corp. $49.90	882,000

	Transport-Rail (0.5%)
460	Kansas City Southern $51.25	590,361

	Wireless Telecommunication Services (1.3%)
24,000	Crown Castle International Corp. $3.125	1,426,800

	Total Convertible Preferred Stocks (Cost $12,686,003)	13,773,026

	Common Stock (1.1%)
	Pharmaceuticals
32,165	Merck & Co., Inc. (Cost $1,167,268)	1,201,363

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Portfolio of Investments - March 31, 2010 (unaudited) continued

NUMBER OF
SHARES (000)			VALUE
	Short-Term Investment (0.7%)
	Investment Company
718	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 5) (Cost $717,586)		$717,586

	Total Investments (Cost $96,439,142) (c)(d)	99.0%	107,416,975
	Other Assets in Excess of Liabilities	1.0	1,062,745

	Net Assets	100.0%	$108,479,720

(a)	Resale is restricted to qualified institutional investors.
(b)	Rate shown is the rate in effect at March 31, 2010.
(c)	Securities have been designated as collateral in connection with securities purchased on a forward commitment basis.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,452,428 and the aggregate gross unrealized depreciation is $1,474,595 resulting in net unrealized appreciation of $10,977,833.

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Summary of Investments - March 31, 2010 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Medical-Biomedical/Genetics	$5,920,565	5.5%
Computers-Memory Devices	4,704,250	4.4
Medical-Drugs	4,112,069	3.8
Diversified Financial Services	3,173,973	3.0
Electronic Component-Semiconductor	3,160,137	2.9
Telecommunication Services	2,924,687	2.7
Internet Security	2,516,625	2.3
Web Hosting/Design	2,251,000	2.1
Oil-Field Services	2,065,769	1.9
Medical-Hospitals	1,835,939	1.7
Finance-Other Services	1,815,100	1.7
Medical Instruments	1,775,000	1.7
Insurance	1,750,815	1.6
Coal	1,693,125	1.6
Auto Parts: Original Equipment Manufacturer	1,678,500	1.6
Rental Auto/Equipment	1,648,750	1.5
Commercial Banks	1,481,090	1.4
Investment Management/Advisor Services	1,473,507	1.4
Medical Products	1,466,437	1.4
Steel-Producers	1,437,862	1.3
Wireless Telecommunication Services	1,426,800	1.3
Diversified Manufactured Operation	1,335,000	1.2
Hotels & Motels	1,315,125	1.2
Telecom Equipment Fiber Optics	1,312,200	1.2
Applications Software	1,311,675	1.2
Brewery	1,309,500	1.2
Auto-Medium & Heavy Duty Trucks	1,304,800	1.2
Oil & Gas Drilling	1,299,375	1.2
Retail-Major Department Store	1,290,637	1.2
Advertising Agencies	1,276,425	1.2
Food-Meat Products	1,235,862	1.2
Wireless Equipment	1,227,187	1.1
Enterprise Software/Service	1,226,250	1.1
Pharmaceuticals	1,201,363	1.1
Drug Delivery Systems	1,198,500	1.1
Multi-line Insurance	1,194,625	1.1
Power Conversion/Supply Equipment	1,140,750	1.1
Footwear & Related Apparel	1,123,500	1.0
Retail-Automobile	1,112,901	1.0
Building Product-Cement/Aggregation	1,077,700	1.0
Building-Residential/Commercial	1,064,250	1.0
Telecommunication Equipment	1,060,500	1.0
REITS-Office Property	1,051,500	1.0
Oil Companies-Exploration & Production	1,044,000	1.0
Aerospace/Defense-Equipment	1,041,250	1.0
REITS-Diversified	1,030,313	1.0
Auto-Cars/Light Trucks	1,028,356	1.0
Networking Products	1,014,563	0.9
Energy-Alternate Sources	990,938	0.9
Therapeutics	975,360	0.9
Television	950,125	0.9
E-Services/Consulting	947,750	0.9
Pipelines	882,000	0.8
Retail-Apparel/Shoe	876,845	0.8
Motion Pictures & Services	865,463	0.8
Commercial Services	852,744	0.8
Computer Services	796,875	0.7
Electric Utilities	777,240	0.7
Casino Gaming	754,450	0.7
Investment Company	717,586	0.7
Paper & Related Products	712,563	0.7
Internet Infrastructure Software	692,415	0.6
Auction House/Art Dealer	679,500	0.6
X-Ray Equipment	675,000	0.6
Medical-Generic Drugs	669,000	0.6
Broadcast Service/Program	639,750	0.6
Medical-HMO	632,400	0.6
Electronics-Military	632,385	0.6
Machinery-Construction & Mining	624,000	0.6
Automobiles	603,200	0.6
Patient Monitoring Equipment	599,250	0.6
Transport-Rail	590,361	0.6
Health Care Providers & Services	578,880	0.5

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Summary of Investments - March 31, 2010 (unaudited) continued

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Diversified Operation/Commercial Service	$551,250	0.5%
E-Commerce/Services	546,650	0.5
Airlines	542,575	0.5
Semiconductors & Semiconductor Equipment	542,438	0.5
Household Durables	540,000	0.5
Cellular Telephone	525,000	0.5
Finance-Investment Banker/Broker	523,345	0.5
Gold Mining	419,513	0.4
Food Products	409,860	0.4
Oil Field Machine & Equipment	398,250	0.4
Circuit Boards	392,700	0.4
Medical-Outpatient/Home Medical	378,000	0.4
Steel-Specialty	293,750	0.3
Metals & Mining	285,507	0.3
Diversified Telecommunication Services	211,950	0.2

	$107,416,975	100.0%

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Financial Statements

Statement of Assets and Liabilities
March 31, 2010 (unaudited)

Assets:
Investments in securities, at value (cost $94,661,556)	$105,407,461
Investment in affiliates, at value (cost $1,777,586)	2,009,514
Receivable for:
Investments sold	2,885,049
Interest	722,077
Shares of beneficial interest sold	65,170
Dividends	39,458
Dividends from affiliates	133
Prepaid expenses and other assets	20,802

Total Assets	111,149,664

Liabilities:
Payable for:
Investments purchased	2,148,278
Shares of beneficial interest redeemed	241,834
Investment advisory fee	50,390
Dividends to shareholders	48,808
Distribution fee	38,872
Transfer agent fee	12,099
Administration fee	7,808
Accrued expenses and other payables	121,855

Total Liabilities	2,669,944

Net Assets	$108,479,720

Composition of Net Assets:
Paid-in-capital	$105,131,930
Net unrealized appreciation	10,977,833
Dividends in excess of net investment income	(107,525)
Accumulated net realized loss	(7,522,518)

Net Assets	$108,479,720

Class A Shares:
Net Assets	$86,972,620
Shares Outstanding (unlimited shares authorized, $.01 par value)	4,773,982
Net Asset Value Per Share	$18.22

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$19.23

Class B Shares:
Net Assets	$14,058,876
Shares Outstanding (unlimited shares authorized, $.01 par value)	769,546
Net Asset Value Per Share	$18.27

Class C Shares:
Net Assets	$7,227,060
Shares Outstanding (unlimited shares authorized, $.01 par value)	398,806
Net Asset Value Per Share	$18.12

Class I Shares:
Net Assets	$221,164
Shares Outstanding (unlimited shares authorized, $.01 par value)	12,126
Net Asset Value Per Share	$18.24

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Financial Statements continued

Statement of Operations
For the six months ended March 31, 2010 (unaudited)

Net Investment Income:
Income
Interest	$1,805,807
Dividends	617,264
Dividends from affiliates	19,717

Total Income	2,442,788

Expenses
Investment advisory fee	275,966
Distribution fee (Class A shares)	104,419
Distribution fee (Class B shares)	77,633
Distribution fee (Class C shares)	32,273
Transfer agent fees and expenses	65,602
Administration fee	42,456
Professional fees	39,230
Shareholder reports and notices	33,412
Registration fees	27,123
Trustees’ fees and expenses	12,168
Custodian fees	3,916
Other	18,339

Total Expenses	732,537
Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(1,250)

Net Expenses	731,287

Net Investment Income	1,711,501

Realized and Unrealized Gain:
Realized Gain on:
Investments	5,131,067
Investments in affiliates	4,316

Net Realized Gain	5,135,383

Change in Unrealized Appreciation/Depreciation on:
Investments	3,207,571
Investments in affiliates	231,928

Net Change in Unrealized Appreciation/Depreciation	3,439,499

Net Gain	8,574,882

Net Increase	$10,286,383

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	MARCH 31, 2010	SEPTEMBER 30, 2009
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,711,501	$2,471,416
Net realized gain (loss)	5,135,383	(12,350,486)
Net change in unrealized appreciation/depreciation	3,439,499	21,688,003

Net Increase	10,286,383	11,808,933

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,670,603)	(2,426,653)
Class B shares	(236,471)	(428,301)
Class C shares	(107,334)	(135,667)
Class I shares	(9,927)	(21,180)
Net realized gain
Class A shares	—	(626,149)
Class B shares	—	(167,950)
Class C shares	—	(42,670)
Class I shares	—	(697)

Total Dividends and Distributions	(2,024,335)	(3,849,267)

Net decrease from transactions in shares of beneficial interest	(6,009,771)	(12,220,929)

Net Increase (Decrease)	2,252,277	(4,261,263)
Net Assets:
Beginning of period	106,227,443	110,488,706

End of Period (Including dividends in excess of net investment income of $107,525 and accumulated undistributed net investment income of $205,309, respectively)	$108,479,720	$106,227,443

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements - March 31, 2010 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Convertible Securities Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”). Pursuant to the Reorganization, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Reorganization, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Reorganization was approved by the Fund’s shareholders at a special meeting of shareholders held on May 11, 2010. Both the Transaction and Reorganization are expected to close on or about June 1, 2010.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements - March 31, 2010 (unaudited) continued

quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements - March 31, 2010 (unaudited) continued

no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended September 30, 2009 remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.

2. Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements - March 31, 2010 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Convertible Bonds	$91,725,000	—	$91,725,000	—
Convertible Preferred Stocks	13,773,026	$603,200	13,169,826	—
Common Stock
Pharmaceuticals	1,201,363	1,201,363	—	—
Short-Term Investment — Investment Company	717,586	717,586	—	—

Total	$107,416,975	$2,522,149	$104,894,826	—

3. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $750 million; 0.47% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.42% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.395% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.37% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.345% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
4. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements - March 31, 2010 (unaudited) continued

Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $115,584,774 at March 31, 2010.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2010, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2010, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $83, $4,889 and $470, respectively and received $21,096 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
5. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended March 31, 2010, advisory fees paid were reduced

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements - March 31, 2010 (unaudited) continued

by $1,250 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are included in “dividends from affiliates” in the Statement of Operations and totaled $1,390 for the six months ended March 31, 2010. During the six months ended March 31, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $25,436,701 and $28,813,340, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2010 aggregated $49,886,052 and $52,210,315, respectively.

The Fund had the following transactions with Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor for the six months ended March 31, 2010:

PURCHASES	SALES	TOTAL REALIZED GAIN	INCOME	VALUE
$1,990,000	$934,316	$4,316	$18,327	$1,291,928

For the six months ended March 31, 2010, the Fund incurred brokerage commissions of $839 with Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2010, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $10,192. At March 31, 2010, the Fund had an accrued pension liability of $65,164, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements - March 31, 2010 (unaudited) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	MARCH 31, 2010		SEPTEMBER 30, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	166,491	$2,918,589	310,393	$4,309,966
Conversion from Class B	12,060	214,300	27,482	378,693
Reinvestment of dividends and distributions	89,339	1,587,614	215,540	2,935,986
Redeemed	(372,612)	(6,508,624)	(932,707)	(12,905,214)

Net decrease – Class A	(104,722)	(1,788,121)	(379,292)	(5,280,569)

CLASS B SHARES
Sold	30,733	540,494	66,890	932,683
Conversion to Class A	(12,040)	(214,300)	(27,522)	(378,693)
Reinvestment of dividends and distributions	12,429	220,938	42,099	563,598
Redeemed	(255,041)	(4,463,184)	(627,825)	(8,577,062)

Net decrease – Class B	(223,919)	(3,916,052)	(546,358)	(7,459,474)

CLASS C SHARES
Sold	68,350	1,192,011	56,632	831,831
Reinvestment of dividends and distributions	5,950	105,371	12,812	174,105
Redeemed	(43,670)	(752,457)	(92,702)	(1,214,257)

Net increase (decrease) – Class C	30,630	544,925	(23,258)	(208,321)

CLASS I SHARES
Sold	3,480	59,557	89,287	1,301,204
Reinvestment of dividends and distributions	566	9,927	1,424	21,725
Redeemed	(52,473)	(920,007)	(35,733)	(595,494)

Net increase (decrease) – Class I	(48,427)	(850,523)	54,978	727,435

Net decrease in Fund	(346,438)	$(6,009,771)	(893,930)	$(12,220,929)

7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2009, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements - March 31, 2010 (unaudited) continued

on the first business day of the Fund’s next taxable year), book amortization of premiums on debt securities, tax adjustments on convertible preferred stock and dividend payable.
8. New Accounting Pronouncement
On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this new guidance on the Fund’s financial statements, if any, is currently being assessed.

Morgan Stanley Convertible Securities Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2010		2009		2008	2007		2006	2005
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.86		$15.35		$19.01	$17.29		$16.46	$15.78

Income (loss) from investment operations:
Net investment income(1)	0.29		0.40		0.32	0.39		0.43	0.47
Net realized and unrealized gain (loss)	1.42		1.72		(3.52)	1.84		0.82	0.69

Total income (loss) from investment operations	1.71		2.12		(3.20)	2.23		1.25	1.16

Less dividends and distributions from:
Net investment income	(0.35)		(0.49)		(0.46)	(0.51)		(0.42)	(0.48)
Net realized gain	—		(0.12)		—	—		—	—

Total dividends and distributions	(0.35)		(0.61)		(0.46)	(0.51)		(0.42)	(0.48)

Net asset value, end of period	$18.22		$16.86		$15.35	$19.01		$17.29	$16.46

Total Return(2)	10.27%	(6)	14.80%		(17.05)%	13.03%		7.64%	7.47%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	1.22%	(4)(7)	1.27%	(4)	1.12% (4)	1.10%	(4)	1.12%	1.11%
Net investment income	3.38%	(4)(7)	2.86%	(4)	1.76% (4)	2.16%	(4)	2.55%	2.84%
Rebate from Morgan Stanley affiliate	0.00%	(5)(7)	0.00%	(5)	0.01%	0.00%	(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$86,973		$82,241		$80,731	$108,594		$111,137	$118,298
Portfolio turnover rate	49%(6)		104%		95%	97%		58%	47%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2010		2009		2008	2007		2006	2005
	(unaudited)

Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.90		$15.39		$19.03	$17.31		$16.48	$15.78

Income (loss) from investment operations:
Net investment income(1)	0.23		0.29		0.19	0.26		0.30	0.33
Net realized and unrealized gain (loss)	1.42		1.72		(3.51)	1.83		0.82	0.71

Total income (loss) from investment operations	1.65		2.01		(3.32)	2.09		1.12	1.04

Less dividends and distributions from:
Net investment income	(0.28)		(0.38)		(0.32)	(0.37)		(0.29)	(0.34)
Net realized gain	—		(0.12)		—	—		—	—

Total dividends and distributions	(0.28)		(0.50)		(0.32)	(0.37)		(0.29)	(0.34)

Net asset value, end of period	$18.27		$16.90		$15.39	$19.03		$17.31	$16.48

Total Return(2)	9.81%	(6)	13.93%		(17.64)%	12.14%		6.85%	6.65%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	1.97%	(4)(7)	2.02%	(4)	1.88% (4)	1.86%	(4)	1.88%	1.86%
Net investment income	2.63%	(4)(7)	2.11%	(4)	1.00% (4)	1.40%	(4)	1.79%	2.09%
Rebate from Morgan Stanley affiliate	0.00%	(5)(7)	0.00%	(5)	0.01%	0.00%	(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$14,059		$16,790		$23,691	$42,383		$51,695	$74,529
Portfolio turnover rate	49%	(6)	104%		95%	97%		58%	47%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2010		2009		2008	2007		2006	2005
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.77		$15.28		$18.91	$17.20		$16.38	$15.71

Income (loss) from investment operations:
Net investment income(1)	0.23		0.30		0.18	0.25		0.32	0.34
Net realized and unrealized gain (loss)	1.41		1.70		(3.49)	1.83		0.82	0.69

Total income (loss) from investment operations	1.64		2.00		(3.31)	2.08		1.14	1.03

Less dividends and distributions from:
Net investment income	(0.29)		(0.39)		(0.32)	(0.37)		(0.32)	(0.36)
Net realized gain	—		(0.12)		—	—		—	—

Total dividends and distributions	(0.29)		(0.51)		(0.32)	(0.37)		(0.32)	(0.36)

Net asset value, end of period	$18.12		$16.77		$15.28	$18.91		$17.20	$16.38

Total Return(2)	9.80%	(6)	13.96%		(17.68)%	12.18%		7.00%	6.61%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	1.97%	(4)(7)	2.02%	(4)	1.88% (4)	1.86%	(4)	1.73%	1.85%
Net investment income	2.63%	(4)(7)	2.11%	(4)	1.00% (4)	1.40%	(4)	1.94%	2.10%
Rebate from Morgan Stanley affiliate	0.00%	(5)(7)	0.00%	(5)	0.01%	0.00%	(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$7,227		$6,175		$5,981	$8,453		$8,339	$10,374
Portfolio turnover rate	49%	(6)	104%		95%	97%		58%	47%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2010		2009		2008	2007		2006	2005
	(unaudited)

Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.87		$15.37		$19.02	$17.28		$16.46	$15.78

Income (loss) from investment operations:
Net investment income(1)	0.32		0.57		0.36	0.45		0.47	0.50
Net realized and unrealized gain (loss)	1.56		1.58		(3.50)	1.84		0.81	0.70

Total income (loss) from investment operations	1.88		2.15		(3.14)	1.29		1.28	1.20

Less dividends and distributions from:
Net investment income	(0.51)		(0.53)		(0.51)	(0.55)		(0.46)	(0.52)
Net realized gain	—		(0.12)		—	—		—	—

Total dividends and distributions	(0.51)		(0.65)		(0.51)	(0.55)		(0.46)	(0.52)

Net asset value, end of period	$18.24		$16.87		$15.37	$19.02		$17.28	$16.46

Total Return(2)	10.40%	(6)	15.07%		(16.82)%	13.42%		7.90%	7.72%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	0.97%(4	)(7)	1.02%	(4)	0.88% (4)	0.86%	(4)	0.88%	0.86%
Net investment income	3.63%	(4)(7)	3.11%	(4)	2.00% (4)	2.40%	(4)	2.79%	3.09%
Rebate from Morgan Stanley affiliate	0.00%	(5)(7)	0.00%	(5)	0.01%	0.00%	(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$221		$1,022		$86	$589		$4,474	$3,698
Portfolio turnover rate	49%	(6)	104%		95%	97%		58%	47%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Convertible Securities Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Convertible Securities Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

4.	How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in

Morgan Stanley Convertible Securities Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2010 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Convertible
Securities Trust

Semiannual
Report

March 31, 2010

CNSSAN
IU10-02181P-Y03/10

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Convertible Securities Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2010

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